Business Combinations (Textual) (Details) $ / shares in Units, ft² in Thousands		3 Months Ended								12 Months Ended
	Dec. 01, 2016 USD ($) ft² Communities properties $ / shares shares	Dec. 31, 2017 USD ($) shares	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Business Combinations, Other Consideration	$ 2,000,000
Business Combination, Merger and Integration Related Expenses											$ 40,800,000
Redeemable Preferred Stock [Member]
Business Acquisition [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Asset	14.24
Mandatorily Redeemable Preferred Stock, Fair Value Disclosure	$ 77
Preferred Stock, Shares Outstanding | shares	867,846
Unsecured Debt
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Other	$ 300,000,000
Line of Credit [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Other	$ 162,000,000
Equity Method Investments [Member] | Post [Member] [Domain]
Business Acquisition [Line Items]
Number Of Units Acquired In Real Estate Property | Communities	269
Development Portfolio [Member] | Post [Member] [Domain]
Business Acquisition [Line Items]
Number Of Units Acquired In Real Estate Property | Communities	2,262
Parent Company [Member]
Business Acquisition [Line Items]
Noncontrolling Interest in Joint Ventures		$ 2,306,000				$ 2,306,000				$ 2,306,000	2,306,000
Total operating revenues		$ 382,738,000	$ 384,550,000	$ 382,791,000	$ 378,908,000	$ 307,198,000	$ 276,898,000	$ 272,236,000	$ 269,016,000	1,528,987,000	1,125,348,000	$ 1,042,779,000
Business Combination, Merger and Integration Related Expenses										$ 19,990,000	$ 40,823,000	$ 0
Preferred Stock, Shares Outstanding | shares		867,846				867,846				867,846	867,846
Parent Company [Member] | Post [Member] [Domain]
Business Acquisition [Line Items]
Number of Apartment Communities Acquired in Real Estate Property | Communities	61
Number Of Units Acquired In Real Estate Property | Communities	24,138
Number of Commercial Properties Acquired in Real Estate Property | properties	4
Acquired properties, purchase price	$ (4,006,586,000)
Share Price | $ / shares	$ 91.41
Stock Issued During Period, Shares, Acquisitions | shares	38,000,000
Parent Company [Member] | Commercial | Post [Member] [Domain]
Business Acquisition [Line Items]
Square footage of real estate property (square foot) | ft²	232
Noncontrolling Interest
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares	80,000
Business Combination, Separately Recognized Transactions [Domain]
Business Acquisition [Line Items]
Business Combination, Merger and Integration Related Expenses										$ 20,000,000